Share Incentive Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010
Award activity of the Share Incentive Plans
Common Shares Subject to Options, Beginning Balance	11,349,750	9,473,259	9,185,141
Common Shares Subject to Options, Awards granted	1,436,115	2,541,005	1,436,574
Common Shares Subject to Options, Awards exercised/vested	(2,506,645)	(422,713)	(995,129)
Common Shares Subject to Options, Awards forfeited	(76,275)	(146,151)	(113,786)
Common Shares Subject to Options, Awards expired	(96,457)	(95,650)	(39,541)
Common Shares Subject to Options, Ending Balance	10,106,488	11,349,750	9,473,259
Weighted Average Exercise Price per option, Beginning Balance	$ 32.03	$ 33.94	$ 32.37
Weighted Average Exercise Price per option, Awards granted	$ 33.59	$ 23.08	$ 38.46
Weighted Average Exercise Price per option, Awards exercised/vested	$ 28.68	$ 21.62	$ 24.75
Weighted Average Exercise Price per option, Awards forfeited	$ 29.43	$ 30.07	$ 43.95
Weighted Average Exercise Price per option, Awards expired	$ 42.69	$ 32.21	$ 35.91
Weighted Average Exercise Price per option, Ending Balance	$ 33.00	$ 32.03	$ 33.94
Restricted Shares, Beginning Balance	954,366	996,011	1,178,188
Restricted Shares, Awards granted	270,805	362,997	524,983
Restricted Shares, Awards exercised/vested	(278,183)	(340,362)	(644,131)
Restricted Shares, Awards forfeited	(35,038)	(64,280)	(63,029)
Restricted Shares, Ending Balance	911,950	954,366	996,011
Weighted Average Fair Value per Restricted Share, Beginning Balance	$ 37.10	$ 44.16	$ 42.30
Weighted Average Fair Value per Restricted Share, Awards granted	$ 34.85	$ 22.62	$ 38.29
Weighted Average Fair Value per Restricted Share, Awards exercised/vested	$ 52.25	$ 42.67	$ 35.99
Weighted Average Fair Value per Restricted Share, Awards forfeited	$ 30.84	$ 35.28	$ 44.87
Weighted Average Fair Value per Restricted Share, Ending Balance	$ 32.05	$ 37.10	$ 44.16
LTIP Unit, Awards granted	94,096	155,189
Weighted Average Fair Value per LTIP Unit, Awards granted	$ 32.97	$ 21.11
LTIP Unit, Awards forfeited	(1,204)	(573)
Weighted Average Fair Value per LTIP Unit, Beginning Balance	$ 21.11			$ 25.62
Weighted Average Fair Value per LTIP Unit, Awards forfeited	$ 21.11	$ 21.11
LTIP Unit, Ending Balance	247,508	154,616
LTIP Unit, Beginning Balance	247,508	154,616